Annual Total Returns - Fidelity Advisor® Floating Rate High Income Fund [BarChart] - 10.31 Fidelity Advisor Floating Rate High Income Fund Retail PRO-09 - Fidelity Advisor® Floating Rate High Income Fund - Fidelity Advisor Floating Rate High Income Fund-Retail Class
Dec. 30, 2022
Bar Chart Table:
Annual Return 2012	6.81%
Annual Return 2013	3.92%
Annual Return 2014	0.41%
Annual Return 2015	(1.17%)
Annual Return 2016	9.92%
Annual Return 2017	3.90%
Annual Return 2018	0.07%
Annual Return 2019	8.60%
Annual Return 2020	1.67%
Annual Return 2021	5.55%